Recoverable taxes (Tables)	12 Months Ended
Dec. 31, 2023
Recoverable Taxes
Schedule of recoverable assets

	12.31.23	12.31.22
Recoverable taxes
Recoverable ICMS and VAT	2,089,543	2,219,457
Recoverable PIS and COFINS	2,461,807	2,588,574
Recoverable IPI	1,094,466	1,016,373
Recoverable INSS	485,096	366,236
Other recoverable taxes	90,136	107,583
(-) Impairment (1)	(139,420)	(142,006)
	6,081,628	6,156,217

Current	1,249,458	1,229,272
Non-current	4,832,170	4,926,945

Recoverable income taxes	437,103	434,392
(-) Impairment	(443)	(15,897)
	436,660	418,495

Current	268,090	173,596
Non-current	168,570	244,899
(1)	This amount comprises: impairment over ICMS and VAT R$(126,918); PIS and COFINS R$(12,407) and other taxes R$(95) (respectively (R$(126,229); R$(14,228) and R$(1,549) as of December 31, 2022).